Filed Pursuant to Rule 497(e)

1933 Act File No. 033-20827

1940 Act File No. 811-05518

The RBB Fund, Inc.

Summit Global Investments Global Low Volatility Fund (Formerly, Dynamic U.S. Growth Fund)

April 7, 2017

EXPLANATORY NOTE

On behalf of the Summit Global Investments Global Low Volatility Fund (Formerly, Dynamic U.S. Growth Fund), a series of The RBB Fund, Inc. (the “Company”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Company pursuant to Rule 497(e) under the Securities Act on March 24, 2017; such form of Supplement (Accession Number 0001104659-17-019064) is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE